Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES
We have certain noncancelable operating lease commitments with lease terms greater than one year for property and computer equipment. The minimum commitments under these agreements at December 31, 2018, were as follows:

(millions)	Commitments
2019	$64.1
2020	65.5
2021	52.8
2022	24.3
2023	8.5
Thereafter	3.8
Total	$219.0

Some of the leases have options to renew at the end of the lease periods. The expense we incurred for the leases disclosed above, as well as other operating leases that may be cancelable or have terms less than one year, was:

(millions)	Expense
2018	$77.3
2017	77.2
2016	72.9

We also have certain noncancelable purchase obligations. The minimum commitment under these agreements at December 31, 2018, was $697.5 million.
The insurance operations of ARX have several multiple-layer property catastrophe reinsurance contracts with various reinsurers with terms ranging from one to three years. The minimum commitment under these contracts was $81.5 million at December 31, 2018.